UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09155

Investment Company Act File Number

Eaton Vance New Jersey Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New Jersey Municipal Income Trust

February 28, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 152.8%

Security	Principal Amount (000’s omitted)	Value
Education — 21.6%
Camden County Improvement Authority, (Rowan University School of Osteopathic Medicine), 5.00%, 12/1/32	$1,270	$1,448,600
New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	1,730	1,987,787
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	620	719,275
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	380	440,177
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	640	707,347
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,650	1,762,134
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	965	1,221,989
New Jersey Institute of Technology, 5.00%, 7/1/42	1,295	1,455,451
Rutgers State University, 5.00%, 5/1/33	1,000	1,153,450
Rutgers State University, 5.00%, 5/1/39	2,900	3,273,897

		$14,170,107

Escrowed/Prerefunded — 2.6%
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	$1,415	$1,690,373

		$1,690,373

General Obligations — 6.4%
Monmouth County Improvement Authority, 5.00%, 1/15/28	$1,850	$2,131,940
Monmouth County Improvement Authority, 5.00%, 1/15/30	1,795	2,054,898

		$4,186,838

Hospital — 21.4%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/26	$660	$757,304
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	650	749,684
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	2,290	2,520,489
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	2,090	2,209,653
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	750	760,080
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	620	706,434
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%, 7/1/31	250	278,825
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/31	2,055	2,282,016
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,380	2,457,064
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), Prerefunded to 7/1/16, 5.00%, 7/1/46	60	63,776
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,075	1,238,045

		$14,023,370

Security	Principal Amount (000’s omitted)	Value
Housing — 2.3%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$560	$569,078
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	925	938,967

		$1,508,045

Industrial Development Revenue — 5.9%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	$50	$54,689
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	135	147,921
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	750	838,770
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	248,609
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,584,845

		$3,874,834

Insured-Electric Utilities — 1.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$135	$139,045
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	490	502,284
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	595	610,363

		$1,251,692

Insured-Escrowed/Prerefunded — 3.9%
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	$1,240	$1,456,802
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	970	1,131,961

		$2,588,763

Insured-Gas Utilities — 5.5%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,540	$3,636,217

		$3,636,217

Insured-General Obligations — 4.8%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,015	$1,139,662
Irvington Township, (AGM), 5.00%, 7/15/31	1,000	1,133,600
Paterson, (BAM), 5.00%, 1/15/26	750	850,560

		$3,123,822

Insured-Hospital — 4.3%
New Jersey Economic Development Authority, (Hillcrest Health Service System), (AMBAC), 0.00%, 1/1/20	$100	$87,921
New Jersey Economic Development Authority, (Hillcrest Health Service System), (AMBAC), 0.00%, 1/1/21	300	253,464
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	380	409,146
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	500	538,350
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,380	1,556,060

		$2,844,941

Security	Principal Amount (000’s omitted)	Value
Insured-Industrial Development Revenue — 3.2%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$1,940	$2,116,055

		$2,116,055

Insured-Lease Revenue/Certificates of Participation — 3.9%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$530	$605,387
New Jersey Economic Development Authority, (School Facilities Construction), (AGM), 5.00%, 6/15/33	640	715,616
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	1,000	1,218,670

		$2,539,673

Insured-Special Tax Revenue — 12.9%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$5,250	$3,971,835
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,300	2,910,584
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	1,294,880
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,020	269,953

		$8,447,252

Insured-Student Loan — 3.2%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$1,965	$2,133,911

		$2,133,911

Insured-Transportation — 4.6%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$850	$954,474
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 1/1/39	1,500	1,663,965
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	315	363,406

		$2,981,845

Lease Revenue/Certificates of Participation — 5.7%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,500	$1,634,505
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	1,700	1,846,897
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	250	287,630

		$3,769,032

Other Revenue — 4.4%
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	$2,040	$2,305,669
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	500	569,335

		$2,875,004

Senior Living/Life Care — 4.7%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465	$488,520
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	770	808,238
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	815	832,775

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.50%, 7/1/38	$700	$718,340
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	215	235,036

		$3,082,909

Special Tax Revenue — 2.6%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$100	$104,163
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	175	180,793
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	750	536,760
Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37	500	345,915
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	573,880

		$1,741,511

Student Loan — 4.5%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.184%, 6/1/36(1)(2)(3)	$2,225	$2,211,125
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	740	764,198

		$2,975,323

Transportation — 20.3%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,060	$1,191,239
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,080	1,206,306
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/26	2,000	1,211,620
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,850	2,133,105
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	250	289,100
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	530	617,885
New Jersey Turnpike Authority, 5.25%, 1/1/40	3,600	4,018,032
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	1,995	2,233,761
South Jersey Transportation Authority, 5.00%, 11/1/39	400	433,152

		$13,334,200

Water and Sewer — 2.2%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$1,275	$1,438,442

		$1,438,442

Total Tax-Exempt Municipal Securities — 152.8% (identified cost $91,101,686)		$100,334,159

Taxable Municipal Securities — 1.7%

Security	Principal Amount (000’s omitted)	Value
Transportation — 1.7%
Port Authority of New York and New Jersey, 4.458%, 10/1/62	$1,000	$1,095,000

Total Taxable Municipal Securities — 1.7% (identified cost $989,144)		$1,095,000

Value
Total Investments — 154.5% (identified cost $92,090,830)	$101,429,159

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.9)%	$(33,425,718)

Other Assets, Less Liabilities — (3.6)%	$(2,351,343)

Net Assets Applicable to Common Shares — 100.0%	$65,652,098

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2015, 31.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 9.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $431,125.

(3)	Variable rate security. The stated interest rate represents the rate in effect at February 28, 2015.

A summary of open financial instruments at February 28, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/15	47 U.S. Long Treasury Bond	Short	$(7,547,779)	$(7,606,656)	$(58,877)

At February 28, 2015, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $58,877.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$88,473,059

Gross unrealized appreciation	$9,977,540
Gross unrealized depreciation	(581,440)

Net unrealized appreciation	$9,396,100

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2015, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$100,334,159	$—	$100,334,159
Taxable Municipal Securities	—	1,095,000	—	1,095,000
Total Investments	$—	$101,429,159	$—	$101,429,159

Liability Description
Futures Contracts	$(58,877)	$—	$—	$(58,877)
Total	$(58,877)	$—	$—	$(58,877)

The Trust held no investments or other financial instruments as of November 30, 2014 whose fair value was determined using Level 3 inputs. At February 28, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 20, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 20, 2015

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 20, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 20, 2015